INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
INTANGIBLE ASSETS
Intangible assets, gross	$ 214,076	$ 197,033
Less: accumulated amortization	(102,050)	(49,495)
Less: impairment loss	(112,026)
Impairment loss	123,646
Intangible assets, net	0	147,538
Amortization expense	$ 19,190	$ 19,585	$ 18,204
Software and platform | Minimum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	2 years
Software and platform | Maximum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	10 years